Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Summary of revenue

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	482,285	474,874	557,836
Surgical aesthetic medical services	132,628	143,057	125,369
General healthcare services and other aesthetic medical services	55,178	64,656	72,466
	670,091	682,587	755,671